Changebridge Capital Long/Short Equity ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.7%
Banking — 2.5%
First Republic Bank (d)	803	$130,656

Consumer Discretionary Products — 2.9%
Skechers USA, Inc. - Class A (a)(d)	3,891	147,702

Consumer Discretionary Services — 10.9%
Bowlero Corp. (a)(d)	21,035	240,640
Manchester United PLC - Class A (b)(d)	9,406	104,783
Service Corp. International (d)	1,387	103,276
The One Group Hospitality, Inc. (a)(d)	13,149	110,320
		559,019
Health Care — 19.0%
Caribou Biosciences, Inc. (a)(d)	21,522	174,758
CRISPR Therapeutics AG (a)(b)(d)	2,297	172,275
Humacyte, Inc. (a)(d)	25,825	89,871
ModivCare, Inc. (a)(d)	521	51,996
Progyny, Inc. (a)(d)	3,883	118,548
The Joint Corp. (a)(d)	10,012	171,205
TransMedics Group, Inc. (a)(d)	4,955	200,083
		978,736
Industrial Products — 7.5%
Astronics Corp. (a)(d)	13,738	154,140
Chart Industries, Inc. (a)(d)	1,197	233,523
		387,663
Industrial Services — 15.3%
Civeo Corp. (a)(b)(d)	8,481	251,631
CSX Corp. (d)	4,953	160,131
SP Plus Corp. (a)(d)	5,005	171,471
Sterling Infrastructure, Inc. (a)(d)	8,019	206,169
		789,402
Materials — 2.8%
Trex Company, Inc. (a)(d)	2,246	144,912

Media — 12.5%
Criteo SA - ADR (a)(b)(d)	6,745	171,323
EverQuote, Inc. - Class A (a)(d)	12,713	132,851
Expedia Group, Inc. (a)(d)	1,194	126,624
Magnite, Inc. (a)(d)	7,500	57,300
Netflix, Inc. (a)(d)	688	154,731
		642,829
Oil & Gas — 8.5%
Chesapeake Energy Corp. (d)	2,166	203,972
New Fortress Energy, Inc. (d)	4,785	234,322
		438,294
Real Estate — 3.0%
Redfin Corp. (a)(d)	17,471	151,998

Renewable Energy — 1.0%
Beam Global (a)	3,243	51,175

Retail & Wholesale - Driscretionary — 2.8%
Carvana Co. (a)(d)	4,944	144,118

Retail & Wholesale - Staples — 3.7%
Costco Wholesale Corp. (d)	353	191,079

Software & Technology Services — 3.3%
ICF International, Inc. (d)	1,795	169,358
TOTAL COMMON STOCKS (Cost $4,703,906)		4,926,941

MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class X, 1.44% (c)	65,231	65,231
TOTAL MONEY MARKET FUNDS (Cost $65,231)		65,231

TOTAL INVESTMENTS (Cost $4,769,137) - 97.0%		4,992,172
Other Assets and Liabilities, net — 3.0%		156,271
NET ASSETS — 100.0%		$5,148,443

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	All or a portion of the security has been pledged to cover short positions. As of July 31, 2022, the value of these securities amounts to $3,236,018 or 62.9% of net assets.

Changebridge Capital Long/Short Equity ETF
Schedule of Securities Sold Short
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — (24.5)%
Consumer Staple Products — (3.5)%
Campbell Soup Co.	1,833	$90,459
Hormel Foods Corp.	1,845	91,032
		181,491
Financial Services — (1.6)%
Robinhood Markets, Inc. (a)	9,000	81,450

Health Care — (6.1)%
Abbott Laboratories	995	108,296
Novavax, Inc. (a)	1,706	92,994
ResMed, Inc.	466	112,082
		313,372
Media — (6.1)%
DoorDash, Inc. - Class A (a)	1,998	139,361
GoDaddy, Inc. - Class A (a)	1,335	99,030
ROBLOX Corp. (a)	1,747	74,999
		313,390
Retail & Wholesale, Discretionary — (2.3)%
GameStop Corp. - Class A (a)	3,500	119,035

Software & Technology Services — (2.6)%
International Business Machines Corp.	412	53,885
Snowflake, Inc. (a)	529	79,302
		133,187
Technology Hardware & Semiconductors — (2.3)%
Universal Display Corp.	1,049	121,118
Total Common Stocks (Proceeds $1,276,038)		1,263,043
Total Securities Sold Short (Proceeds $1,276,038) — (24.5)%		$1,263,043

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$4,926,941	$-	$-	$4,926,941
Money Market Funds	65,231	-	-	65,231
Total Investments - Assets	$4,992,172	$-	$-	$4,992,172

Securities Sold Short - Liabilities:
Common Stocks*	$(1,263,043)	$-	$-	$(1,263,043)
Total Securities Sold Short - Liabilities	$(1,263,043)	$-	$-	$(1,263,043)

* See the Schedules of Investments and Securities Sold Short for industry classifications.